Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000194226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® AlabamaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 4.32%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.32%	0.67%	1.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 70,721,615
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 298,721	[1]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit
quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® AlabamaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MLALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 4.27%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.27%	0.61%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 70,721,615
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 298,721	[2]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® AlabamaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.65%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 3.21%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.21%	(0.40)%	0.88%
B with CDSC (declining over six years from 4% to 0%)×	(0.79)%	(0.77)%	0.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 70,721,615
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 298,721	[3]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® AlabamaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 3.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.87%	0.34%	1.63%
A with initial sales charge (4.25%)	(0.55)%	(0.53)%	1.19%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 70,721,615
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 298,721	[4]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.64%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.64%	0.51%	1.86%
A with initial sales charge (4.25%)	(0.77)%	(0.35)%	1.42%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 186,997,483
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 789,505	[5]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.87%	(0.26)%	1.10%
B with CDSC (declining over six years from 4% to 0%)×	(1.13)%	(0.61)%	1.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 186,997,483
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 789,505	[6]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Fixed Income	98.3%
Money Market Funds	1.7%

Industries

Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%

Composition including fixed income credit quality

AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%

Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]

Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.87%	(0.23)%	1.10%
C with CDSC (1% for 12 months)×	1.87%	(0.23)%	1.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 186,997,483
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 789,505	[7]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure

Fixed Income	98.3%
Money Market Funds	1.7%

Industries

Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%

Composition including fixed income credit quality

AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MNYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.89%	0.76%	2.12%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 186,997,483
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 789,505	[8]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.98%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.98%	0.86%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 186,997,483
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 789,505	[9]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 4.07%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.07%	0.89%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 546,644,837
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,182,504	[10]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MNCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 3.99%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.99%	0.82%	1.97%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 546,644,837
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,182,504	[11]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006964 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.59%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 2.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.91%	(0.19)%	0.94%
C with CDSC (1% for 12 months)×	1.91%	(0.19)%	0.94%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 546,644,837
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,182,504	[12]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.59%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 2.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.91%	(0.19)%	0.94%
B with CDSC (declining over six years from 4% to 0%)×	(1.09)%	(0.56)%	0.94%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 546,644,837
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,182,504	[13]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 3.68%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.68%	0.57%	1.70%
A with initial sales charge (4.25%)	(0.73)%	(0.30)%	1.26%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 546,644,837
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,182,504	[14]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006967 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South CarolinaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 3.82%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.82%	0.37%	1.55%
A with initial sales charge (4.25%)	(0.59)%	(0.50)%	1.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 239,482,607
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 966,673	[15]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006968 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South CarolinaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 2.96%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.96%	(0.40)%	0.80%
B with CDSC (declining over six years from 4% to 0%)×	(1.04)%	(0.76)%	0.80%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 239,482,607
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 966,673	[16]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169762 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South CarolinaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 4.02%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.02%	0.60%	1.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 239,482,607
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 966,673	[17]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit
quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South CarolinaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.10%	0.67%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 239,482,607
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 966,673	[18]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit
quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.89%	0.72%	1.99%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 345,095,722
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,519,081	[19]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169764 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.69%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.69%	0.61%	1.91%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 345,095,722
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,519,081	[20]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000006973 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 2.66%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.66%	(0.38)%	0.89%
C with CDSC (1% for 12 months)×	1.66%	(0.38)%	0.89%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 345,095,722
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,519,081	[21]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000006972 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 2.66%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.66%	(0.38)%	0.89%
B with CDSC (declining over six years from 4% to 0%)×	(1.34)%	(0.74)%	0.89%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 345,095,722
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,519,081	[22]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006971 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.42%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.42%	0.36%	1.65%
A with initial sales charge (4.25%)	(0.97)%	(0.50)%	1.21%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 345,095,722
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,519,081	[23]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006974 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West VirginiaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 3.77%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.77%	0.64%	1.69%
A with initial sales charge (4.25%)	(0.64)%	(0.23)%	1.25%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 83,788,269
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 375,449	[24]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000006975 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West VirginiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.62%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 3.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.00%	(0.11)%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(1.00)%	(0.47)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 83,788,269
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 375,449	[25]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West VirginiaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.10%	0.92%	1.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 83,788,269
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 375,449	[26]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West VirginiaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 4.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.17%	0.99%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 83,788,269
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 375,449	[27]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ArkansasMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.31%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.31%	0.77%	1.96%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 140,288,015
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 615,574	[28]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ArkansasMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MARLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.23%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.23%	0.69%	1.84%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 140,288,015
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 615,574	[29]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006977 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ArkansasMunicipal Bond Fund
Class Name	CLASS B
Trading Symbol	MBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 3.35%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.35%	(0.15)%	1.00%
B with CDSC (declining over six years from 4% to 0%)×	(0.65)%	(0.51)%	1.00%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 140,288,015
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 615,574	[30]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006976 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ArkansasMunicipal Bond Fund
Class Name	CLASS A
Trading Symbol	MFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.13%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.13%	0.59%	1.75%
A with initial sales charge (4.25%)	(0.30)%	(0.28)%	1.31%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 140,288,015
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 615,574	[31]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006978 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.64%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.64%	0.52%	2.04%
A with initial sales charge (4.25%)	(0.76)%	(0.35)%	1.59%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 790,370,826
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,138,229	[32]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.65% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.65% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006979 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS California Municipal Bond Fund (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.88%	(0.22)%	1.28%
B with CDSC (declining over six years from 4% to 0%)×	(1.12)%	(0.58)%	1.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 790,370,826
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,138,229	[33]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.40% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.40% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006980 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.57%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS California Municipal Bond Fund (fund) provided a total return of 2.72%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.72%	(0.40)%	1.11%
C with CDSC (1% for 12 months)×	1.72%	(0.40)%	1.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 790,370,826
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,138,229	[34]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000169767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.74%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.74%	0.60%	2.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 790,370,826
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,138,229	[35]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000194244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.81%	0.65%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 790,370,826
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,138,229	[36]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.49% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.49% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000194246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GeorgiaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.28%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.28%	0.77%	1.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 124,221,589
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 488,892	[37]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169768 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GeorgiaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MGATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.33%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.33%	0.72%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 124,221,589
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 488,892	[38]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006984 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GeorgiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.65%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 3.23%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.23%	(0.28)%	0.88%
B with CDSC (declining over six years from 4% to 0%)×	(0.77)%	(0.65)%	0.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 124,221,589
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 488,892	[39]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006983 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GeorgiaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.00%	0.48%	1.64%
A with initial sales charge (4.25%)	(0.42)%	(0.39)%	1.20%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 124,221,589
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 488,892	[40]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit
quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006985 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MarylandMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 3.83%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.83%	0.65%	1.84%
A with initial sales charge (4.25%)	(0.58)%	(0.22)%	1.40%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 156,942,333
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 645,294	[41]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006986 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MarylandMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.61%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 3.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.17%	(0.10)%	1.09%
B with CDSC (declining over six years from 4% to 0%)×	(0.83)%	(0.46)%	1.09%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 156,942,333
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 645,294	[42]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MarylandMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 4.14%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.14%	0.90%	2.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 156,942,333
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 645,294	[43]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MarylandMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.10%	0.97%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 156,942,333
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 645,294	[44]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MississippiMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.60%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.60%	0.53%	1.75%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 61,615,928
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 278,561	[45]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MississippiMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.43%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.43%	0.45%	1.67%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 61,615,928
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 278,561	[46]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006990 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MississippiMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 3.65%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.65%	(0.29)%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(0.35)%	(0.65)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 61,615,928
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 278,561	[47]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006989 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MississippiMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.32%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.32%	0.37%	1.57%
A with initial sales charge (4.25%)	(0.11)%	(0.49)%	1.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 61,615,928
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 278,561	[48]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006991 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A
Trading Symbol	MFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of 3.65%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.65%	0.79%	2.21%
A with initial sales charge (4.25%)	(0.75)%	(0.08)%	1.77%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[49]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042676 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A1
Trading Symbol	MMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A1	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A1 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.92%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A1 without sales charge	3.92%	1.05%	2.47%
A1 with initial sales charge (4.25%)	(0.50)%	0.17%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a1 for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[50]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006992 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B
Trading Symbol	MMIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Municipal Income Fund (fund) provided a total return of 2.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.89%	0.04%	1.45%
B with CDSC (declining over six years from 4% to 0%)×	(1.11)%	(0.31)%	1.45%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[51]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000042677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B1
Trading Symbol	MMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B1	$130	1.28%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B1 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.27%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B1 without sales charge	3.27%	0.31%	1.71%
B1 with CDSC (declining over six years from 4% to 0%)×	(0.73)%	(0.04)%	1.71%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b1 for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[52]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class C
Trading Symbol	MMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Municipal Income Fund (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.88%	0.05%	1.45%
C with CDSC (1% for 12 months)×	1.89%	0.05%	1.45%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[53]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000105400 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class I
Trading Symbol	MIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Municipal Income Fund (fund) provided a total return of 3.90%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.90%	1.03%	2.46%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[54]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194254 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class R6
Trading Symbol	MPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.98%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.98%	1.11%	2.48%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,956,477,715
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 21,856,873	[55]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227172 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MunicipalIntermediate Fund
Class Name	Class R6
Trading Symbol	MIURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 5.09%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	5.09%	1.51%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 386,686,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 1,081,525	[56]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit
quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227171 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MunicipalIntermediate Fund
Class Name	Class I
Trading Symbol	MIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	5.02%	1.47%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 386,686,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 1,081,525	[57]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit
quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227169 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MunicipalIntermediate Fund
Class Name	Class C
Trading Symbol	MIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	4.00%	0.47%
C with CDSC (1% for 12 months)×	3.00%	0.47%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 386,686,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 1,081,525	[58]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227170 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MunicipalIntermediate Fund
Class Name	Class A
Trading Symbol	MIUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 4.77%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	4.77%	1.22%
A with initial sales charge (4.25%)	0.32%	0.32%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 386,686,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 1,081,525	[59]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006987 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MassachusettsMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 3.61%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.61%	0.46%	1.72%
A with initial sales charge (4.25%)	(0.79)%	(0.41)%	1.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 408,933,457
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,715,367	[60]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006988 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MassachusettsMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$159	1.57%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 2.85%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.85%	(0.30)%	0.95%
B with CDSC (declining over six years from 4% to 0%)×	(1.15)%	(0.66)%	0.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 408,933,457
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,715,367	[61]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MassachusettsMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MTALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 3.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.91%	0.70%	1.96%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 408,933,457
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,715,367	[62]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MassachusettsMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.00%	0.78%	2.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 408,933,457
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,715,367	[63]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 4.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.17%	0.88%	2.24%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 189,251,366
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 775,831	[64]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MPALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 4.20%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.20%	0.83%	2.22%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 189,251,366
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 775,831	[65]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006966 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 3.31%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.31%	(0.02)%	1.36%
B with CDSC (declining over six years from 4% to 0%)×	(0.69)%	(0.38)%	1.36%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 189,251,366
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 775,831	[66]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006965 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class A
Trading Symbol	MFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 3.97%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.97%	0.70%	2.11%
A with initial sales charge (4.25%)	(0.45)%	(0.17)%	1.67%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 189,251,366
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 775,831	[67]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	Includes the effect of any management fee waivers, if applicable.
[34]	Includes the effect of any management fee waivers, if applicable.
[35]	Includes the effect of any management fee waivers, if applicable.
[36]	Includes the effect of any management fee waivers, if applicable.
[37]	Includes the effect of any management fee waivers, if applicable.
[38]	Includes the effect of any management fee waivers, if applicable.
[39]	Includes the effect of any management fee waivers, if applicable.
[40]	Includes the effect of any management fee waivers, if applicable.
[41]	Includes the effect of any management fee waivers, if applicable.
[42]	Includes the effect of any management fee waivers, if applicable.
[43]	Includes the effect of any management fee waivers, if applicable.
[44]	Includes the effect of any management fee waivers, if applicable.
[45]	Includes the effect of any management fee waivers, if applicable.
[46]	Includes the effect of any management fee waivers, if applicable.
[47]	Includes the effect of any management fee waivers, if applicable.
[48]	Includes the effect of any management fee waivers, if applicable.
[49]	Includes the effect of any management fee waivers, if applicable.
[50]	Includes the effect of any management fee waivers, if applicable.
[51]	Includes the effect of any management fee waivers, if applicable.
[52]	Includes the effect of any management fee waivers, if applicable.
[53]	Includes the effect of any management fee waivers, if applicable.
[54]	Includes the effect of any management fee waivers, if applicable.
[55]	Includes the effect of any management fee waivers, if applicable.
[56]	Includes the effect of any management fee waivers, if applicable.
[57]	Includes the effect of any management fee waivers, if applicable.
[58]	Includes the effect of any management fee waivers, if applicable.
[59]	Includes the effect of any management fee waivers, if applicable.
[60]	Includes the effect of any management fee waivers, if applicable.
[61]	Includes the effect of any management fee waivers, if applicable.
[62]	Includes the effect of any management fee waivers, if applicable.
[63]	Includes the effect of any management fee waivers, if applicable.
[64]	Includes the effect of any management fee waivers, if applicable.
[65]	Includes the effect of any management fee waivers, if applicable.
[66]	Includes the effect of any management fee waivers, if applicable.
[67]	Includes the effect of any management fee waivers, if applicable.